Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Liability For Future Policy Benefit Expected Future Policy Benefit Undiscounted Before Reinsurance (Detail) - JPY (¥)
¥ in Millions
	Dec. 31, 2023	Mar. 31, 2023
Yen-denominated insurance (First Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	¥ 1,526,792	¥ 1,538,107
Expected future policy benefits and expenses - Undiscounted	2,345,988	2,291,205
Expected future gross premiums - Discounted	1,402,791	1,429,503
Expected future policy benefits and expenses - Discounted	1,559,186	1,571,886
Yen-denominated insurance (Third Sector)
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	2,623,016	2,695,239
Expected future policy benefits and expenses - Undiscounted	2,582,551	2,578,630
Expected future gross premiums - Discounted	2,282,350	2,388,386
Expected future policy benefits and expenses - Discounted	1,856,622	1,918,462
Foreign currency denominated insurance
Liability for Future Policy Benefit, Activity [Line Items]
Expected future gross premiums - Undiscounted	641,581	626,411
Expected future policy benefits and expenses - Undiscounted	1,198,652	1,097,567
Expected future gross premiums - Discounted	506,745	492,588
Expected future policy benefits and expenses - Discounted	¥ 428,154	¥ 387,073